Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of amounts charged to us or reimbursed by us under these agreements
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Administrative services provided by Idealab	$314	$141	$1,066	$403
Reimbursement to Idealab for expenses incurred	—	86	—	233
Total Idealab transactions	$314	$227	$1,066	$636